Property and Equipment, net - Schedule of Property and Equipment, net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 4,003	$ 2,579
Less: Accumulated depreciation		(2,221)	(1,675)
Property and equipment, net	1,799	1,782	904
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		2,606	1,806
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		815	398
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		295	145
Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		25	25
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 262	$ 205